Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 61,149	$ 103,778
Restricted cash	179,764	322,091
Loans held for investment, subject to Home Equity Conversion Mortgage-Backed Securities ("HMBS") related obligations, at fair value	11,114,100	10,556,054
Loans held for investment, subject to nonrecourse debt, at fair value	7,454,638	6,218,194
Loans held for investment, at fair value	907,998	1,031,328
Loans held for sale, at fair value	173,984	158,156
Mortgage servicing rights ("MSR"), at fair value, $60,562 and $142,435 subject to nonrecourse MSR financing liability, respectively	95,096	427,942
Derivative assets	1,678	24,453
Fixed assets and leasehold improvements, net	9,131	12,785
Intangible assets, net	297,119	342,173
Other assets, net	264,638	272,421
Assets of discontinued operations	313,360	2,319,571
TOTAL ASSETS	20,872,655	21,788,946
LIABILITIES AND EQUITY
HMBS related obligations, at fair value	10,996,755	10,422,358
Nonrecourse debt, at fair value (includes amounts due to related parties of $0 and $142,435, respectively)	7,343,177	6,111,242
Other financing lines of credit	1,327,634	1,530,637
Payables and other liabilities	173,732	260,458
Notes payable, net (includes amounts due to related parties of $46,790 and $0, respectively)	399,402	353,383
Liabilities of discontinued operations	227,114	2,027,858
TOTAL LIABILITIES	20,467,814	20,705,936
Commitments and Contingencies (Note 24)
EQUITY (Note 37)
Additional paid-in capital	888,488	831,620
Accumulated deficit	(634,295)	(443,613)
Accumulated other comprehensive loss	(273)	(110)
Noncontrolling interest	150,915	695,107
TOTAL EQUITY	404,841	1,083,010
TOTAL LIABILITIES AND EQUITY	20,872,655	21,788,946
Class A Common Stock
EQUITY (Note 37)
Common stock, value	6	6
Class B Common Stock
EQUITY (Note 37)
Common stock, value	$ 0	$ 0